SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 20 – SUBSEQUENT EVENTS

On December 28, 2017, the Company completed a Regulation S private placement offering pursuant to which the Company received an aggregate of $520,000 from two investors to fund the Company’s operations. The Company issued 86,666 ordinary shares at a purchase price of $6.00 per share to these investors. There was no offering cost related to the funds raised.

On January 9, 2018, the Company completed a Regulation S private placement offering pursuant to which the Company received an aggregate of $500,000 or 34.123 BitCoin from one investor to fund the Company’s operations. The Company issued 62,500 ordinary shares at a purchase price of $8.00 per share to the investor. There was no placement fee on the funds raised.

On January 18, 2018, the Company incorporated a new wholly-owned subsidiary, XSigma Corporation, under the laws of BVI. The registered capital of XSigma Corporation was $50,000 and not paid. The registered principal activities of XSigma Corporation are investment in technology. XSigma Corporation has not commenced operations.

These audited consolidated financial statements were approved by management and available for issuance on January 30, 2018, and have evaluated subsequent events through this date.